Banks and Other Borrowings - Schedule of Loan Type in Terms of Currency (Details)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value	$ 35,766,918	$ 34,333,550	$ 4,560,943
Within 1 year		23,549,661	3,064,389	$ 24,056,502
2027		6,274,365	782,263	6,108,944
2028		2,646,939	653,976	5,128,479
2029		1,862,585	60,315	472,993
HK [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value		13,029,847	1,397,534	10,959,465
Within 1 year		4,180,530	552,260	4,356,387
2027		4,339,793	436,183	3,394,983
2028		2,646,939	348,776	2,735,102
2029		1,862,585	60,315	472,993
US [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value		1,105,646	141,900	1,112,783
Within 1 year		1,105,646	141,900	1,112,783
2027
2028
2029
RMB [Member]
Schedule of Loan Type in Terms of Currency [Line Items]
Carrying value		20,198,057	3,021,509	23,694,670
Within 1 year		18,263,485	2,370,229	18,587,332
2027		1,934,572	346,080	2,713,961
2028			305,200	2,393,377
2029